Document and Entity Information	Nov. 19, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001138118
Document Type	8-K
Document Period End Date	Nov. 19, 2020
Entity Registrant Name	CBRE GROUP, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-32205
Entity Tax Identification Number	94-3391143
Entity Address, Address Line One	2100 McKinney Avenue
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	(214)
Local Phone Number	979-6100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.01 par value per share
Trading Symbol	CBRE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false